Segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Schedule of Operating Segments
Consolidated statement of financial position

(in thousands of USD)	December 31, 2017				December 31, 2016
ASSETS	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Vessels	2,271,500	168,100	(168,100)	2,271,500	2,383,163	186,170	(186,170)	2,383,163
Assets under construction	63,668	—	—	63,668	86,136	—	—	86,136
Other tangible assets	1,663	—	—	1,663	777	—	—	777
Intangible assets	72	—	—	72	156	—	—	156
Receivables	163,382	10,739	(13,769)	160,352	204,079	9,414	(29,579)	183,914
Investments in equity accounted investees	1,695	—	28,900	30,595	1,546	—	16,867	18,413
Deferred tax assets	2,487	223	(223)	2,487	964	—	—	964

Total non-current assets	2,504,467	179,062	(153,192)	2,530,337	2,676,821	195,584	(198,882)	2,673,523

Total current assets	281,132	11,581	(12,077)	280,636	375,037	43,048	(44,697)	373,388

TOTAL ASSETS	2,785,599	190,643	(165,269)	2,810,973	3,051,858	238,632	(243,579)	3,046,911

EQUITY and LIABILITIES

Total equity	1,820,887	25,473	1	1,846,361	1,892,836	(4,879)	(1)	1,887,956

Bank and other loans	653,730	162,762	(162,762)	653,730	966,443	203,512	(203,512)	966,443
Convertible and other Notes	147,619	—	—	147,619	—	—	—	—
Other payables	539	—	—	539	533	1,118	(1,118)	533
Deferred tax liabilities	—	1,680	(1,680)	—	—	—	—	—
Employee benefits	3,984	—	—	3,984	2,846	—	—	2,846
Amounts due to equity-accounted joint ventures	—	—	—	—	—	—	—	—
Provisions	—	—	—	—	38	—	—	38

Total non-current liabilities	805,872	164,442	(164,442)	805,872	969,860	204,630	(204,630)	969,860

Total current liabilities	158,840	728	(828)	158,740	189,162	38,881	(38,948)	189,095

TOTAL EQUITY and LIABILITIES	2,785,599	190,643	(165,269)	2,810,973	3,051,858	238,632	(243,579)	3,046,911
Consolidated statement of profit or loss

(in thousands of USD)	2017				2016				2015
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Shipping income
Revenue	513,398	59,513	(59,543)	513,368	704,766	65,125	(85,626)	684,265	898,495	64,504	(116,492)	846,507
Gains on disposal of vessels/other tangible assets	36,538	—	—	36,538	50,397	—	—	50,397	13,302	—	—	13,302
Other operating income	4,902	234	(234)	4,902	6,765	327	(96)	6,996	6,798	808	(180)	7,426
Total shipping income	554,838	59,747	(59,777)	554,808	761,928	65,452	(85,722)	741,658	918,595	65,312	(116,672)	867,235

Operating expenses
Voyage expenses and commissions	(62,035)	(304)	304	(62,035)	(63,305)	(476)	4,221	(59,560)	(83,896)	(473)	13,132	(71,237)
Vessel operating expenses	(150,390)	(9,157)	9,120	(150,427)	(164,478)	(9,679)	13,958	(160,199)	(160,894)	(10,074)	17,250	(153,718)
Charter hire expenses	(31,173)	—	—	(31,173)	(17,713)	—	—	(17,713)	(25,849)	—	—	(25,849)
Losses on disposal of vessels/other tangible assets	(21,027)	—	—	(21,027)	(1)	—	(1)	(2)	(8,002)	—	—	(8,002)
Loss on disposal of investments in equity accounted investees	—	—	—	—	(24,150)	—	—	(24,150)	—	—	—	—
Depreciation tangible assets	(229,777)	(18,071)	18,071	(229,777)	(233,368)	(18,071)	23,775	(227,664)	(221,399)	(18,071)	29,314	(210,156)
Depreciation intangible assets	(95)	—	—	(95)	(99)	—	—	(99)	(50)	—	—	(50)
General and administrative expenses	(46,871)	(30)	33	(46,868)	(44,152)	(80)	181	(44,051)	(46,433)	(283)	465	(46,251)
Total operating expenses	(541,368)	(27,562)	27,528	(541,402)	(547,266)	(28,306)	42,134	(533,438)	(546,523)	(28,901)	60,161	(515,263)

RESULT FROM OPERATING ACTIVITIES	13,470	32,185	(32,249)	13,406	214,662	37,146	(43,588)	208,220	372,072	36,411	(56,511)	351,972

Finance income	7,267	197	(198)	7,266	6,864	57	(66)	6,855	3,313	22	(23)	3,312
Finance expenses	(50,730)	(1,026)	1,027	(50,729)	(52,420)	(2,552)	3,277	(51,695)	(52,590)	(3,663)	5,311	(50,942)
Net finance expenses	(43,463)	(829)	829	(43,463)	(45,556)	(2,495)	3,211	(44,840)	(49,277)	(3,641)	5,288	(47,630)

Share of profit (loss) of equity accounted investees (net of income tax)	150	—	29,932	30,082	334	—	40,161	40,495	185	—	51,407	51,592

Profit (loss) before income tax	(29,843)	31,356	(1,488)	25	169,440	34,651	(216)	203,875	322,980	32,770	184	355,934

Income tax expense	1,358	(1,488)	1,488	1,358	174	(216)	216	174	(5,633)	184	(184)	(5,633)

Profit (loss) for the period	(28,485)	29,868	—	1,383	169,614	34,435	—	204,049	317,347	32,954	—	350,301

Attributable to:
Owners of the company	(28,485)	29,868	—	1,383	169,614	34,435	—	204,049	317,347	32,954	—	350,301
onsolidated statement of cash flows

(in thousands of USD)	2017				2016				2015
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Net cash from operating activities	211,310	49,684	(49,698)	211,295	427,926	49,013	(38,737)	438,202	505,821	58,747	(114,036)	450,532
Net cash from (used in) investing activities	(40,243)	—	1	(40,242)	(90,891)	—	(9,724)	(100,615)	(248,770)	—	42,897	(205,873)
Net cash from (used in) financing activities	(234,921)	(78,421)	78,367	(234,976)	(264,714)	(32,929)	36,483	(261,160)	(350,429)	(20,557)	5,671	(365,315)

Capital expenditure	(177,901)	—	—	(177,901)	(342,698)	—	—	(342,698)	(361,754)	—	1,611	(360,143)
Impairment losses	—	—	—	—	—	—	—	—	—	—	—	—
Impairment losses reversed	—	—	—	—	—	—	—	—	—	—	—	—